FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current borrowings	$ 1,373	$ 1,224
Current borrowings	706	224
Borrowing	2,079	1,448	$ 1,613	$ 1,438
Financial Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	32
Current borrowings	122	67
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	1,341	1,224
Current borrowings	584	126
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Current borrowings		$ 31